OTHER INCOME - Schedule of Other income (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
OTHER INCOME
Government subsidy	¥ 3,048,458	$ 417,637	¥ 22,113,917	¥ 15,321,092
Others	5,213,247	714,212	8,587,934	36,745,626
Total	¥ 8,261,705	$ 1,131,849	¥ 30,701,851	¥ 52,066,718